Taxation (Details) - Schedule of Loss Before Provision for Income Taxes ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Loss before Provision for Income Taxes [Abstract]
PRC				¥ (79,805)		¥ (163,018)
Foreign				(3,166)		(8,923)
Total loss before income taxes	¥ (40,675)	$ (5,596)	¥ (30,698)	¥ (82,971)	$ (11,687)	¥ (171,941)	¥ (101,945)